1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

July 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:          Altegris KKR Private Equity Master Fund

Ladies and Gentlemen:

On behalf of Altegris KKR Private Equity Master Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended.  This filing is being made for the purpose of making certain changes to the Prospectus and Statement of Additional Information for the Registrant.  No additional fees are required in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 212-698-3525.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz